Leases (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Fixed cost and variable cost that depend on an index	$ 3,121	$ 2,689	$ 3,312
Impairment of lease ROU asset	0	211	0
Short term lease cost	63	76	23
Sublease income	(204)	(1,293)	(434)
Total lease cost	$ 2,980	$ 1,683	$ 2,901